UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 91.9% of Net Assets

Non-Convertible Bonds – 91.8%

	ABS Car Loan – 1.7%
$1,430,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, 4.000%, 5/08/2017	$1,470,548
2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	2,361,512
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,876,042
3,170,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,181,171
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,971,419
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,538,509
170,786	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	174,692
6,445,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	6,608,651
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,468,755
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,148,399
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,919,347
3,185,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,188,497

		30,907,542

	ABS Home Equity – 0.6%
4,685,575	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A	4,709,082
300,526	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	306,743
6,419,366	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	6,005,118

		11,020,943

	ABS Other – 0.5%
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,870,521

	Aerospace & Defense – 0.2%
2,370,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,429,250
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,668,700

		4,097,950

	Airlines – 0.2%
3,191,832	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,255,668

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$1,062,722	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	$1,150,397

		4,406,065

	Automotive – 2.0%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	698,250
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,312,640
770,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	773,738
1,300,000	Ford Motor Credit Co. LLC, 2.875%, 10/01/2018	1,345,555
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,771,676
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(b)	6,428,972
6,520,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	8,324,690
4,900,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,604,375
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,513,337

		37,773,233

	Banking – 6.4%
2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	2,603,775
9,160,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	9,743,950
4,805,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	4,834,190
13,070,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	13,299,509
3,190,000	Bank of America Corp., 2.650%, 4/01/2019	3,233,384
10,435,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(b)	11,647,443
6,665,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	6,806,631
9,415,000	Citigroup, Inc., 4.050%, 7/30/2022	9,645,630
4,670,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	5,404,049
1,355,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	1,579,395
3,555,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,276,786
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,703,780
12,230,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	13,400,888
2,890,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	3,404,799

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$9,615,000	Morgan Stanley, 5.750%, 1/25/2021	$11,169,024
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	721,078
2,505,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	2,877,812
3,535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	4,132,320
6,220,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	6,468,800

		118,953,243

	Chemicals – 1.7%
8,570,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	8,795,391
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,479,396
1,460,000	Methanex Corp., 5.250%, 3/01/2022	1,614,205
5,360,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	5,735,200
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,462,800
4,190,000	PolyOne Corp., 5.250%, 3/15/2023	4,305,225
840,000	RPM International, Inc., 3.450%, 11/15/2022	816,954
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,241,973

		31,451,144

	Consumer Cyclical Services – 0.5%
2,165,000	Service Corp. International, 5.375%, 1/15/2022	2,240,775
5,995,000	Service Corp. International, 5.375%, 5/15/2024, 144A	6,129,888

		8,370,663

	Consumer Products – 0.3%
1,110,000	Avon Products, Inc., 4.600%, 3/15/2020	1,151,072
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,993,479

		5,144,551

	Diversified Manufacturing – 0.6%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,398,611
8,440,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	8,914,750

		10,313,361

	Electric – 1.4%
2,200,000	AES Corp. (The), 7.375%, 7/01/2021	2,574,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$4,415,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	$4,679,900
1,085,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	1,091,036
3,395,000	FirstEnergy Corp., 2.750%, 3/15/2018	3,435,628
3,880,000	FirstEnergy Transmission LLC, 4.350%, 1/15/2025, 144A	3,920,045
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,078,175
4,435,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	4,364,528
3,740,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,838,082

		24,981,394

	Entertainment – 0.1%
2,275,000	Regal Entertainment Group, 5.750%, 3/15/2022	2,360,313

	Finance Companies – 3.6%
4,920,000	CIT Group, Inc., 5.375%, 5/15/2020	5,281,310
7,435,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	8,057,681
8,510,000	International Lease Finance Corp., 3.875%, 4/15/2018	8,722,750
2,750,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,945,938
975,000	International Lease Finance Corp., 5.875%, 4/01/2019	1,072,500
1,555,000	International Lease Finance Corp., 5.875%, 8/15/2022	1,698,838
11,320,000	International Lease Finance Corp., 6.250%, 5/15/2019	12,678,400
7,380,000	Navient Corp., 4.875%, 6/17/2019	7,605,828
1,100,000	Navient Corp., MTN, 6.000%, 1/25/2017	1,194,875
9,010,000	Navient Corp., MTN, 6.125%, 3/25/2024	9,133,887
6,560,000	Navient Corp., MTN, 6.250%, 1/25/2016	6,970,000
1,135,000	Navient Corp., MTN, 8.000%, 3/25/2020	1,312,344
120,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	120,000

		66,794,351

	Financial Other – 0.5%
9,890,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	9,407,862

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.5%
$4,920,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	$4,760,100
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,279,700
3,555,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	3,931,830

		9,971,630

	Government Owned - No Guarantee – 8.3%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,389,270
6,745,000	CEZ AS, 5.625%, 4/03/2042, 144A	7,343,619
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	3,830,238
4,355,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	4,435,158
4,945,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	5,618,756
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,841,823
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,206,629
22,760,000	Federal National Mortgage Association, 6.625%, 11/15/2030	32,322,364
5,345,000	Federal National Mortgage Association, 7.250%, 5/15/2030	7,884,468
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,724,700
13,655,000	OCP S.A., 5.625%, 4/25/2024, 144A	14,320,681
4,630,000	OCP S.A., 6.875%, 4/25/2044, 144A	4,828,488
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,207,724
2,895,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A	3,145,418
2,965,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,699,134
15,815,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	14,193,963
6,590,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	5,963,950
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	7,477,800
1,350,000	Petroleos Mexicanos, 3.125%, 1/23/2019, 144A	1,396,575
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,271,710
10,170,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	10,681,754
12,430,000	Tennessee Valley Authority, 3.500%, 12/15/2042	11,408,577

		153,192,799

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 0.8%
$1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	$1,696,525
7,830,000	HCA, Inc., 7.500%, 2/15/2022	9,033,863
575,000	HCA, Inc., 7.500%, 12/15/2023	644,000
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,459,030

		14,833,418

	Home Construction – 0.2%
4,345,000	KB Home, 4.750%, 5/15/2019	4,377,588

	Hybrid ARMs – 0.0%
111,579	FHLMC, 2.375%, 11/01/2036(c)	118,949
128,741	FNMA, 1.909%, 2/01/2037(c)	137,953

		256,902

	Independent Energy – 0.9%
900,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	992,250
5,035,000	Newfield Exploration Co., 5.750%, 1/30/2022	5,563,675
4,830,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,938,675
2,410,000	Range Resources Corp., 5.000%, 8/15/2022	2,554,600
2,605,000	SM Energy Co., 6.500%, 1/01/2023	2,819,912

		16,869,112

	Industrial Other – 1.0%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,519,800
1,650,000	CBRE Services, Inc., 5.000%, 3/15/2023	1,666,500
9,170,000	Deluxe Corp., 6.000%, 11/15/2020	9,628,500
5,045,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	5,145,900

		17,960,700

	Integrated Energy – 0.4%
6,225,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	6,489,563

	Media Cable – 1.2%
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	4,033,375
1,725,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	1,750,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Cable – continued
$2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	$3,157,725
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	509,991
2,775,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,701,410
4,080,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	4,564,243
1,758,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	2,050,636
560,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	696,803
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	3,065,125

		22,530,183

	Media Non-Cable – 0.8%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,406,089
4,970,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	5,479,425
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,712,400

		14,597,914

	Metals & Mining – 1.8%
3,650,000	Alcoa, Inc., 6.150%, 8/15/2020	4,123,609
1,335,000	APERAM, 7.375%, 4/01/2016, 144A	1,374,049
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,361,600
6,535,000	ArcelorMittal, 7.250%, 3/01/2041	6,943,437
485,000	ArcelorMittal, 7.500%, 10/15/2039	533,500
4,110,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	4,171,268
3,075,000	Goldcorp, Inc., 2.125%, 3/15/2018	3,084,274
5,280,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	6,177,600
4,615,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	4,844,366
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,495,575

		34,109,278

	Midstream – 2.0%
10,635,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	12,079,563
600,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	716,590
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,894,762

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$5,035,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	$5,223,812
1,900,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	1,952,250
4,295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	4,665,444
8,510,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	8,020,675

		36,553,096

	Mortgage Related – 10.6%
4,143,232	FHLMC, 3.000%, 11/01/2042	4,098,351
15,698,607	FHLMC, 3.500%, with various maturities in 2043(d)	16,164,390
2,756,326	FHLMC, 4.000%, 8/01/2043	2,923,976
301,813	FHLMC, 5.000%, 8/01/2035	334,863
386,237	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	421,408
31,336	FHLMC, 6.000%, 6/01/2035	35,618
21,497,046	FNMA, 3.500%, with various maturities from 2042 to 2043(d)	22,016,393
1,164,777	FNMA, 4.500%, 8/01/2039	1,269,769
1,132,960	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	1,271,394
45,490	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	51,475
60,766	FNMA, 7.000%, with various maturities in 2030(d)	67,545
67,436	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	78,350
14,255,000	FNMA (TBA), 3.000%, 7/01/2029(e)	14,807,381
4,365,000	FNMA (TBA), 3.500%, with various maturities from 2029 to 2044(d) (e)	4,551,808
76,415,000	FNMA (TBA), 4.000%, 8/01/2044(e)	80,853,642
24,650,000	FNMA (TBA), 4.500%, 7/01/2044(e)	26,695,186
762,328	GNMA, 2.113%, 9/20/2063(c)	823,003
185,849	GNMA, 4.144%, 1/20/2063	202,585
156,999	GNMA, 4.323%, 5/20/2063	172,440
207,888	GNMA, 4.423%, 7/20/2063	229,783
1,055,942	GNMA, 4.499%, 12/20/2062	1,162,876
656,209	GNMA, 4.515%, 7/20/2063	726,993

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$1,200,836	GNMA, 4.522%, 8/20/2062	$1,320,067
625,938	GNMA, 4.524%, 5/20/2063	694,009
1,116,596	GNMA, 4.538%, 11/20/2062	1,230,653
2,283,944	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,509,464
1,218,744	GNMA, 4.627%, 1/20/2064	1,365,768
933,991	GNMA, 4.668%, 5/20/2062	1,025,442
366,304	GNMA, 4.673%, 3/20/2062	402,192
3,736,574	GNMA, 4.676%, 4/20/2062	4,113,814
1,022,135	GNMA, 4.698%, 7/20/2061	1,113,306
737,702	GNMA, 4.700%, 10/20/2061	806,151
1,086,359	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	1,212,280
179,493	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	204,293
136,468	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	155,289
111,107	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	119,758
43,316	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	48,953
11,859	GNMA, 8.000%, 11/15/2029	12,097
44,718	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	45,396
2,052	GNMA, 9.000%, with various maturities in 2016(d)	2,060
2,906	GNMA, 11.500%, with various maturities in 2015(d)	2,918

		195,343,139

	Non-Agency Commercial Mortgage-Backed Securities – 5.7%
3,680,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	3,679,753
81,341	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	81,545
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.781%, 4/10/2049(c)	1,835,133
118,627	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.846%, 6/11/2040(c)	118,659
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.341%, 12/10/2049(c)	1,119,588
8,236,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2.504%, 6/11/2027, Series 2014-KYO, Class D, 144A(c)	8,242,434

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$8,965,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.550%, 6/15/2034, 144A(c)	$8,965,000
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	6,578,979
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.051%, 9/15/2039(c)	3,852,506
1,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,052,604
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.175%, 2/15/2041(c)	6,487,075
1,500,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.102%, 2/15/2027, 144A(c)	1,501,374
3,295,000	GP Portfolio Trust, Series 2014-GPP, Class D, 2.902%, 2/15/2027, 144A(c)	3,300,094
412,729	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.015%, 7/10/2038(c)	444,218
2,055,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	2,284,558
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	8,985,752
10,115,683	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.997%, 8/10/2045(c)	11,201,734
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,254,448
2,300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,532,675
4,045,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.991%, 6/15/2049(c)	4,448,157
5,045,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,541,236
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.773%, 4/12/2049(c)	1,184,469
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,069,077
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,230,876
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.831%, 6/11/2042(c)	340,050
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.454%, 1/11/2043(c)	1,349,678
2,735,000	SCG Trust, Series 2013-SRP1, Class B, 2.652%, 11/15/2026, 144A(c)	2,741,892
938,878	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,012,383
3,350,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	3,652,803
2,345,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	2,591,793

		104,680,543

	Oil Field Services – 2.2%
2,535,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,745,876

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	$3,991,061
5,895,000	Nabors Industries, Inc., 5.100%, 9/15/2023	6,436,208
6,950,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,262,750
4,220,000	Rowan Cos., Inc., 4.875%, 6/01/2022	4,520,287
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,624,282
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,466,450
10,370,000	Transocean, Inc., 6.500%, 11/15/2020	11,993,517

		41,040,431

	Packaging – 0.3%
3,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	3,324,125
2,515,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,829,375

		6,153,500

	Paper – 0.5%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,844,894
3,755,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,946,313
4,015,000	Rock-Tenn Co., 4.000%, 3/01/2023	4,120,065

		9,911,272

	Pharmaceuticals – 0.9%
11,450,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	12,165,625
760,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	809,400
3,170,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	3,316,613
1,035,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	1,064,756

		17,356,394

	Property & Casualty Insurance – 0.2%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,690,303

	Refining – 0.7%
3,110,000	Phillips 66, 5.875%, 5/01/2042	3,726,010
9,390,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	8,540,008

		12,266,018

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 0.9%
$11,480,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	$11,910,856
4,205,000	SACI Falabella, 3.750%, 4/30/2023, 144A	4,103,163
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,212,188

		17,226,207

	Sovereigns – 1.1%
7,810,000	Indonesia Government International Bond, 6.750%, 1/15/2044, 144A	8,981,500
1,261,000	Mexico Government International Bond, 5.550%, 1/21/2045	1,434,388
4,454,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	5,398,248
4,330,000	Philippine Government International Bond, 4.200%, 1/21/2024	4,573,562

		20,387,698

	Supermarkets – 0.4%
6,685,000	Delhaize Group S.A., 4.125%, 4/10/2019	7,019,972

	Supranational – 1.5%
37,960,000	International Finance Corp., GMTN, 10.000%, 6/12/2017, (BRL)	17,197,538
22,825,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	10,540,098

		27,737,636

	Technology – 1.7%
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,223,800
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,256,669
3,156,000	Equifax, Inc., 7.000%, 7/01/2037	3,998,841
4,650,000	Hewlett-Packard Co., 2.750%, 1/14/2019	4,767,919
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	74,560
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	432,411
6,105,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	6,149,805
10,945,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	11,189,851

		31,093,856

	Tobacco – 0.6%
8,885,000	Reynolds American, Inc., 7.250%, 6/15/2037	11,121,665

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – 19.5%
9,200,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	$15,450,785
8,280,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	68,369,371
302,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	6,910,023
300,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	7,422,681
10,235,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	15,441,410
9,665,000		Portugal Obrigacoes do Tesouro OT, 5.650%, 2/15/2024, 144A, (EUR)	15,339,333
1,720,000		Spain Government Bond, 5.500%, 4/30/2021, (EUR)	2,899,600
4,470,000		Spain Government Bond, 5.850%, 1/31/2022, (EUR)	7,702,747
1,350,000		U.S. Treasury Bond, 3.375%, 5/15/2044	1,359,071
9,780,000		U.S. Treasury Bond, 3.625%, 2/15/2044	10,320,951
18,135,000		U.S. Treasury Bond, 3.750%, 11/15/2043	19,585,800
3,875,000		U.S. Treasury Bond, 3.875%, 8/15/2040	4,298,828
134,835,000		U.S. Treasury Note, 0.250%, 9/30/2015(b)	134,977,251
22,870,000		U.S. Treasury Note, 0.375%, 6/30/2015	22,923,607
13,030,000		U.S. Treasury Note, 0.375%, 5/31/2016	13,018,299
6,610,000		U.S. Treasury Note, 1.250%, 10/31/2018	6,558,878
8,830,000		U.S. Treasury Note, 2.750%, 2/15/2024	9,030,741

			361,609,376

		Utility Other – 0.1%
2,495,000		AES Corp. (The), 3.229%, 6/01/2019(c)	2,513,713

		Wireless – 2.6%
1,475,000		American Tower Corp., 4.700%, 3/15/2022	1,586,174
300,000		Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	311,265
6,810,000		Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	6,976,505
6,225,000		eAccess Ltd., 8.250%, 4/01/2018, 144A	6,723,000
5,960,000		SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	5,964,708
3,165,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,979,712
7,640,000		Softbank Corp., 4.500%, 4/15/2020, 144A	7,764,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$14,480,000	Sprint Capital Corp., 6.875%, 11/15/2028	$14,624,800

		47,930,314

	Wirelines – 4.1%
5,757,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(f)	5,857,747
2,065,000	CenturyLink, Inc., 5.625%, 4/01/2020	2,178,575
5,175,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	5,167,237
12,198,000	Embarq Corp., 7.995%, 6/01/2036	13,326,315
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,628,156
5,050,000	Frontier Communications Corp., 8.500%, 4/15/2020	5,959,000
3,250,000	Frontier Communications Corp., 8.750%, 4/15/2022	3,770,000
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	447,163
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,286,537
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,375,000
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,498,564
3,261,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	3,702,764
6,344,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	6,468,977
4,825,000	Verizon Communications, Inc., 3.650%, 9/14/2018	5,160,246
2,920,000	Verizon Communications, Inc., 5.050%, 3/15/2034	3,116,417
6,380,000	Windstream Corp., 7.500%, 4/01/2023	6,906,350

		75,849,048

	Total Non-Convertible Bonds (Identified Cost $1,649,274,506)	1,699,526,404

Convertible Bonds – 0.1%

	Wirelines – 0.1%
10,267,700	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A (MXN)(f)(g)(h)(i) (Identified Cost $1,120,768)	1,544,519

	Total Bonds and Notes (Identified Cost $1,650,395,274)	1,701,070,923

Senior Loans – 3.9%

	Automotive – 0.6%
279,300	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(c)	278,602

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

Automotive – continued
$4,804,188	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(c)	$4,804,188
5,558,000	Visteon Corp., Delayed Draw Term Loan B, 5/27/2021(j)	5,514,925

		10,597,715

	Building Materials – 0.2%
2,977,500	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(c)	2,967,257

	Chemicals – 0.2%
3,767,164	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 4.000%, 2/01/2020(c)	3,764,979

	Diversified Manufacturing – 0.2%
3,010,370	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)	3,032,948

	Electric – 0.3%
5,428,750	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(c)	5,414,690

	Entertainment – 0.2%
4,017,150	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(c)	4,023,979

	Food & Beverage – 0.6%
11,770,500	Aramark Corp., USD Term Loan F, 3.250%, 2/24/2021(c)	11,682,221

	Healthcare – 0.2%
4,100,000	DaVita HealthCare Partners, Inc., Term Loan B, 6/24/2021(j)	4,116,769

	Media Cable – 0.2%
3,640,230	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(c)	3,582,096

	Media Non-Cable – 0.4%
7,035,000	Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 6/30/2019(c)	7,040,839

	Metals & Mining – 0.2%
3,622,393	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(c)	3,556,755

	Pharmaceuticals – 0.2%
3,908,168	Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.150%, 2/27/2021(c)	3,901,524

	Pipelines – 0.3%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(c)	6,194,921

	Technology – 0.1%
2,773,651	Alcatel-Lucent USA, Inc., USD Term Loan C, 4.500%, 1/30/2019(c)	2,774,095

Shares	Description	Value (†)
Senior Loans – continued
	Total Senior Loans (Identified Cost $72,642,047)	$72,650,788

Preferred Stocks – 0.7%

	Banking – 0.2%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,883,187
532	Ally Financial, Inc., Series G, 7.000%, 144A	533,347

		2,416,534

	Finance Companies – 0.0%
5,510	SLM Corp., Series A, 6.970%	266,849

	Media Cable – 0.5%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A	9,347,525

	Total Preferred Stocks (Identified Cost $11,013,801)	12,030,908

Principal Amount
Short-Term Investments – 10.3%
$273,335	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $273,335 on 7/01/2014 collateralized by $295,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $280,132 including accrued interest(k)	273,335
190,726,911	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $190,726,964 on 7/01/2014 collateralized by $194,665,000 U.S. Treasury Note, 1.375% due 11/30/2018 valued at $194,421,669; $125,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $125,938 including accrued interest(k)	190,726,911

	Total Short-Term Investments (Identified Cost $191,000,246)	191,000,246

	Total Investments – 106.8% (Identified Cost $1,925,051,368)(a)	1,976,752,865
	Other assets less liabilities – (6.8)%	(125,796,331)

	Net Assets – 100.0%	$1,850,956,534

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $1,930,123,355 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$57,217,392
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,587,882)

Net unrealized appreciation	$46,629,510

At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $9,747,912. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Illiquid security. At June 30, 2014, the value of this security amounted to $1,544,519 or 0.1% of net assets.
(h)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of this security amounted to $1,544,519 or 0.1% of net assets.
(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2014 and does not take effect until settlement date.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $489,036,875 or 26.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$8,870,521	(a)	$8,870,521
Airlines	—	—	4,406,065	(a)	4,406,065
Non-Agency Commercial Mortgage-Backed Securities	—	92,758,356	11,922,187	(a)	104,680,543
All Other Non-Convertible Bonds*	—	1,581,569,275	—		1,581,569,275

Total Non-Convertible Bonds	—	1,674,327,631	25,198,773		1,699,526,404

Convertible Bonds*	—	—	1,544,519	(b)	1,544,519

Total Bonds and Notes	—	1,674,327,631	26,743,292		1,701,070,923

Senior Loans*	—	72,650,788	—		72,650,788
Preferred Stocks	2,683,383	9,347,525	—		12,030,908
Short-Term Investments	—	191,000,246	—		191,000,246

Total	$2,683,383	$1,947,326,190	$26,743,292		$1,976,752,865

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

For the period ended June 30, 2014, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$8,485,775	$—	$—	$384,746	$—	$—	$—	$—	$8,870,521	$384,746
Airlines	4,343,325	443	226	194,255	—	(132,184)	—	—	4,406,065	194,138
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	6,434	11,915,753	—	—	—	11,922,187	6,434
Convertible Bonds
Wirelines	1,513,625	4,187	233,948	235,797	—	(443,038)	—	—	1,544,519	370,552

Total	$14,342,725	$4,630	$234,174	$821,232	11,915,753	$(575,222)	$—	$—	$26,743,292	$955,870

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	19.5%
Mortgage Related	10.6
Government Owned - No Guarantee	8.3
Banking	6.6
Non-Agency Commercial Mortgage-Backed Securities	5.7
Wirelines	4.2
Finance Companies	3.6
Automotive	2.6
Wireless	2.6
Oil Field Services	2.2
Metals & Mining	2.0
Midstream	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	10.3

Total Investments	106.8
Other assets less liabilities	(6.8)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2014